3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details 2
Weighted average shares outstanding used to compute basic earning per share	4,680,581	3,579,114
Effect of dilutive stock options and warrants	705,000	950,000
Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	11,631,000	6,042,000